Company Assumed Federal Tax Net Operating Loss Carryovers (Details)	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 5,565,316
2017-2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,011,522
2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	350,928
2020-2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,865,563
2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	235,743
2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 101,560